Consolidated Statements of Profit and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing Operations
Net revenue	€ 6,591,977	€ 6,063,967	€ 4,933,118
Cost of sales	(4,097,406)	(3,832,437)	(2,970,522)
Gross Margin	2,494,571	2,231,530	1,962,596
Research and development	(395,282)	(361,140)	(354,881)
Selling, general and administration expenses	(1,366,673)	(1,190,423)	(1,061,508)
Operating Expenses	(1,761,955)	(1,551,563)	(1,416,389)
Other Income	3,042	22,235	16,302
Profit of equity accounted investees with similar activity to that of the Group	63,740	103,478	32,555
Operating Result	799,398	805,680	595,064
Finance income	62,326	33,859	11,551
Finance costs	(596,864)	(478,323)	(267,702)
Sale of assets at amortized cost	(24,993)	(18,201)	(10,292)
Change in fair value of financial instruments	1,459	11,999	246
Exchange differences	(16,386)	7,725	(11,602)
Finance result	(574,458)	(442,941)	(277,799)
Profit/(loss) of equity accounted investees	(922)	(1,482)	33,188
Profit before income tax from continuing operations	224,018	361,257	350,453
Income tax expense	(43,349)	(90,111)	(85,126)
Profit after income tax from continuing operations	180,669	271,146	265,327
Consolidated profit for the year	180,669	271,146	265,327
Profit attributable to the Parent	59,315	208,279	188,726
Non-controlling interest	€ 121,354	€ 62,867	€ 76,601
Basic earnings per share (Euros)	€ 0.09	€ 0.31	€ 0.28
Diluted earnings per share (Euros)	€ 0.09	€ 0.31	€ 0.28